Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	Dec. 31, 2021 USD ($)
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account – money market fund	$ 311,175,471
Liabilities:
Derivative liabilities – Public Warrants	10,392,850
Derivative liabilities – Private Warrants
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account – money market fund
Liabilities:
Derivative liabilities – Public Warrants
Derivative liabilities – Private Warrants
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account – money market fund
Liabilities:
Derivative liabilities – Public Warrants
Derivative liabilities – Private Warrants	$ 15,402,850